Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment activities:
Net appreciation in fair value of investments	$ 123,647,432
Interest and dividends	16,116,857
Net gain from investment activities	139,764,289
Additions:
Employee contributions, including rollovers	61,508,681
Employer contributions	24,615,771
Fee credits	18,629
Interest income on notes receivable from participants	511,563
Total additions	86,654,644
Deductions:
Distributions to participants or beneficiaries	(82,440,969)
Loan distribution/Deemed distribution of participant loans	(870,735)
Fees and expenses	(253,281)
Total deductions	(83,564,985)
Change in net assets available for benefits during the year	142,853,948
Net assets available for benefits, beginning of year	819,361,728
Net assets available for benefits, end of year	$ 962,215,676